Dividends	12 Months Ended
Dec. 31, 2025
Interim Financial Reporting [Abstract]
Dividends	Dividends
The quarterly dividend which is expected to be paid on 27 March 2026 in respect of the fourth quarter 2025 is 8.320 cents per ordinary share
($0.4992 per American Depositary Share (ADS)). The corresponding amount in sterling will be announced on 17 March 2026.

	Pence per share			Cents per share					$ million
	2025	2024	2023	2025	2024	2023	2025	2024	2023
Dividends announced and paid in cash
Preference shares							1	1	1
Ordinary shares
March	6.1761	5.6922	5.5507	8.000	7.270	6.610	1,257	1,218	1,183
June	5.8993	5.6825	5.3089	8.000	7.270	6.610	1,237	1,204	1,152
September	6.1942	6.0498	5.7320	8.320	8.000	7.270	1,288	1,297	1,249
December	6.2394	6.2959	5.7367	8.320	8.000	7.270	1,276	1,283	1,224
	24.5090	23.7204	22.3283	32.640	30.540	27.760	5,059	5,003	4,809
Dividend announced, paid in March 2026				8.320			1,280
The amount of unclaimed dividends recognized as a liability in other payables at 31 December 2025 is $134 million (2024 $106 million).
The board decided not to offer a scrip dividend alternative in respect of any dividends announced since the third quarter 2019, including the fourth quarter 2025 dividend expected to be paid on 27 March 2026.
The financial statements for the year ended 31 December 2025 do not reflect the dividend announced on 10 February 2026 and which is expected to be paid on 27 March 2026; this will be treated as an appropriation of profit in the year ending 31 December 2026.